Trade Receivables and Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Receivables and Trade Payables [Abstract]
Trade Receivables and Trade Payables
9	TRADE RECEIVABLES AND TRADE PAYABLES

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Trade receivables, gross
Third parties	8,409,351	11,204,601	2,760,774
Less: Provision for expected credit losses	-	(1,229,403)	(302,921)
Trade receivables, net	8,409,351	9,975,198	2,457,853

Provision for expected credit losses movement schedule

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year	-	-	-
Add: Charge for the year	-	1,229,403	302,921
Less: Written off during the year	-	-	-
As at end of the year	-	1,229,403	302,921

Trade receivables are non-interest bearing and generally on 30 to 90 days credit terms. The Group applies the simplified approach under IFRS 9 to measure expected credit losses, using a lifetime expected loss allowance for all trade receivables.

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Trade payables, gross
Third parties	-	335,070	82,559
Trade payables, net	-	335,070	82,559

Trade payables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.